Equity Incentive Plan - Narrative (Details) $ in Thousands		12 Months Ended
	Nov. 30, 2022 shares	Dec. 31, 2022 USD ($) installment shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of additional common shares authorized (in shares)	15,790
Number of common shares authorized (in shares)		3,199,954
Share-based compensation expense | $		$ 7,821	$ 12,153	$ 7,317
Employee Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options granted in period (in shares)		0	0	0
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share based compensation installments | installment		3
Unrecognized compensation cost | $		$ 11,900
Unrecognized compensation cost, period for recognition		1 year
Value of restricted stock vested | $		$ 700
Restricted Stock | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which share-based compensation is recognized (in years)		3 years
Restricted Stock | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which share-based compensation is recognized (in years)		4 years
After tenth anniversary of plan | Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common shares available for grant (in shares)		0